Lease - Schedule of Future Maturity of Lease Liabilities (Details) ¥ in Thousands, $ in Thousands	Jun. 30, 2026 USD ($)	Jun. 30, 2026 CNY (¥)	Dec. 31, 2025 CNY (¥)
Lessee, Operating Lease, Liability, to be Paid, Fiscal Year Maturity [Abstract]
Overdue but unpaid		¥ 345
Remainder of 2026		690
2027		1,380
2028		345
Total lease payments		2,760
Less: interest		69
Present value of lease liabilities		2,691
Lease liabilities- current portion	$ 246	1,668
Lease liabilities- non current portion	$ 151	¥ 1,023